20. Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Objectives And Policies Tables
Interest rate sensitivity
Increase in basic points	Effect on income before income tax (Loss)
ARS 000

500	(167,112)

Foreign currency sensitivity
Change in USD rate	Effect on income before income tax (Loss)
ARS 000

10%	(93,729)

Maturity profile of financial liabilities
	Less than 3 months	3 to 12 months	1 to 5 years	Total
	ARS 000	ARS 000	ARS 000	ARS 000
12-31-2017
CAMMESA borrowings and other loans and borrowings	233	2,258,409	2,534,287	4,792,929
Trade and other payables	1,015,369	1,936	-	1,017,305
	1,015,602	2,260,345	2,534,287	5,810,234
12-31-2016
CAMMESA borrowings and other loans and borrowings	294,692	2,046,208	1,284,783	3,625,683
Trade and other payables	654,929	669	-	655,598
	949,621	2,046,877	1,284,783	4,281,281